Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Finance Debt
Summary of changes in lease liabilities

Changes in the balance of lease liabilities are presented below:

	In Brazil	Abroad	Total
Balance at December 31, 2021	4,604	18,439	23,043
Remeasurement / new contracts	962	548	1,510
Payment of principal and interest	(784)	(1,897)	(2,681)
Interest expenses	162	481	643
Foreign exchange gains and losses	(152)	(1,177)	(1,329)
Cumulative translation adjustment	262	1,115	1,377
Transfers	−	(36)	(36)
Balance at June 30, 2022	5,054	17,473	22,527

	In Brazil	Abroad	Total
Balance at December 31, 2020	4,340	17,310	21,650
Remeasurement / new contracts	324	477	801
Payment of principal and interest	(753)	(2,146)	(2,899)
Interest expenses	108	492	600
Foreign exchange gains and losses	(98)	(584)	(682)
Cumulative translation adjustment	148	576	724
Transfers	3	(17)	(14)
Balance at June 30, 2021	4,072	16,108	20,180

Summary of main information by class of underlying assets

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2022	2023	2024	2025	2026	2027 onwards	Total
Balance at June 30, 2022	2,861	4,686	3,528	2,586	2,062	15,285	31,008
Balance at December 31, 2021	5,567	3,944	3,027	2,309	1,972	14,608	31,427